Advances to suppliers net (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Advances to suppliers, net
Advances for raw materials purchase	$ 18,524,038	$ 10,949,095
Less: allowance for doubtful accounts	(261,518)	(148,617)
Total	$ 18,262,520	$ 10,800,478